PROPERTY AND EQUIPEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT
	December 31,
	2021	2020

Computers	$26	$21
Furniture and equipment	52	49
Vehicles	7	7
Accumulated depreciation	(41)	(32)
	$44	$45